Income Taxes - Summary of Reconciliation Between the Statutory Tax Rate and its Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%		21.00%	21.00%	21.00%
U.S. state income taxes, net of federal benefits			1.20%	(3.00%)	9.20%
Non-deductible/non-taxable items			2.90%	(0.30%)	(1.50%)
Uncertain tax positions			(0.20%)	(0.10%)	0.00%
Tax on unremitted earnings			(0.90%)	0.10%	(1.10%)
Foreign tax rate differential			(1.10%)	(0.70%)	(0.50%)
Change in valuation allowance			(31.40%)	(18.30%)	(16.10%)
Foreign tax expense			(0.1)	0.6	0.3
Global intangible low-taxed income (GILTI)			(2.80%)	(6.50%)	(4.50%)
Divestiture of Kapow			0.00%	(4.20%)	0.00%
Return To Provision			2.5	1	(0.6)
Effective tax rate	4.29%	9.96%	(8.90%)	(10.40%)	6.20%